SIGNIFICANT TRANSACTIONS - Schedule of Statement of Equity (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) shares
Schedule of Statement of Equity [Line Items]
SPAC Merger equity issued, Number of shares (in Shares) | shares	23,921,083
SPAC Merger equity issued, Amount	$ 298
Kyivstar Group professional fees	(30)
SPAC Merger equity issued, net of transaction costs	$ 268
Public Investors [Member]
Schedule of Statement of Equity [Line Items]
SPAC Merger equity issued, Number of shares (in Shares) | shares	17,152,985
SPAC Merger equity issued, Amount	$ 218
Non-Redeeming Shareholders [Member]
Schedule of Statement of Equity [Line Items]
SPAC Merger equity issued, Number of shares (in Shares) | shares	757,745
SPAC Merger equity issued, Amount	$ 10
Sponsor And Cantor [Member]
Schedule of Statement of Equity [Line Items]
SPAC Merger equity issued, Number of shares (in Shares) | shares	4,686,515
SPAC Merger equity issued, Amount	$ 59
Sponsor Vesting Shares, Tranche 1 [Member]
Schedule of Statement of Equity [Line Items]
SPAC Merger equity issued, Number of shares (in Shares) | shares	661,919
SPAC Merger equity issued, Amount	$ 6
Sponsor Vesting Shares, Tranche 2 [Member]
Schedule of Statement of Equity [Line Items]
SPAC Merger equity issued, Number of shares (in Shares) | shares	661,919
SPAC Merger equity issued, Amount	$ 5